Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (2,388)		¥ (1,540)
Intangible assets, net	1,369	$ 199	1,552
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 3,757		¥ 3,092